EXPLORATION AND EVALUATION ASSETS	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
E&E ASSETS
EXPLORATION AND EVALUATION ASSETS

9. E&E ASSETS

The E&E assets of the Company, by property and nature of expenditure, as of December 31, 2022 and 2021 were as follows:

	Kelly	Fourmile	Lone		Stockade
	Creek	Basin	Mountain	Miller	Mountain	Total
Balance - December 31, 2020	$231,414	$346,675	$108,648	$—	$—	$686,737
E&E expenditures:
Acquisition costs	50,000	34,242	30,000	61,702	—	175,944
Consulting	656	21,300	7,236	2,109	—	31,301
Field work	—	1,843	—	—	—	1,843
Finders’ fees	—	—	—	10,000	—	10,000
Geophysics	—	—	—	3,188	—	3,188
Mapping	—	277	188	5,919	—	6,384
Mining rights and claim fees	95,958	54,669	80,370	114,919	—	345,916
Technical reports	1,126	6,120	11,285	—	—	18,531
Travel	—	4,835	—	—	—	4,835
Total E&E expenditures	147,740	123,286	129,079	197,837	—	597,942
Movement in foreign exchange	—	1,477	—	—	—	1,477
Balance - December 31, 2021	$379,154	$471,438	$237,727	$197,837	$—	$1,286,156
E&E expenditures:
Acquisition costs	50,000	54,433	20,000	25,000	25,000	174,433
Assays	24,554	—	—	—	—	24,554
Consulting	12,693	47,007	7,406	7,956	16,329	91,391
Drilling	327,145	96,993	—	—	—	424,138
Field supplies	2,121	—	—	—	2,250	4,371
Field work	1,500	2,332	—	—	—	3,832
Finders’ fees	—	—	—	10,000	—	10,000
Geophysics	3,000	—	—	1,769	—	4,769
Mapping	6,375	—	—	5,250	—	11,625
Mining rights and claim fees	96,333	53,095	80,370	49,749	46,666	326,213
Share-based compensation	5,235	5,233	5,235	5,235	5,235	26,173
Travel	6,769	4,144	—	44	566	11,523
Total E&E expenditures	535,725	263,237	113,011	105,003	96,046	1,113,022
Movement in foreign exchange	—	(30,144)	—	—	—	(30,144)
Balance - December 31, 2022	$914,879	$704,531	$350,738	$302,840	$96,046	$2,369,034

Acquisition costs include pre-production payments, lease payments and advanced royalty payments in accordance with the terms of the property agreements.

9. E&E ASSETS (Continued)

(a) Kelly Creek Project (Nevada, USA)

The Company entered into an agreement with Pediment Gold LLC (“Pediment”), a subsidiary of NGE, for an option to earn up to a 70% interest in a joint venture on the Kelly Creek Project. The Company may exercise the option to earn a 51% interest by incurring the following minimum annual E&E expenditures on the project:

September 1, 2022	C$	750,000	(1)	Complete
June 1, 2023	C$	1,000,000		In progress
June 1, 2024	C$	1,500,000		In progress
June 1, 2025	C$	1,500,000		In progress

(1)	$400,000 must be spent on geophysics, geochemistry, drilling or other mutually agreed program.

The Company has the option to increase its participating interest by an additional 19% to a total of 70% by incurring additional annual E&E expenditures in the amount of C$1,500,000 before each of June 1, 2026, June 1, 2027 and June 1, 2028 and by delivering a pre-feasibility study prior to June 1, 2029.

At Pediment’s election, within 120 days of the approval by the joint venture of a feasibility study, the Company will be obligated to provide NGE’s portion of any debt financing or arrange for third party financing of NGE’s portion of any debt financing required to construct a mine on the project in consideration for the transfer by Pediment to the Company an additional 5% interest in the joint venture.

There are minimum annual royalty payments required by the Company as part of two underlying agreements within the Kelly Creek Project including: (i) the Genesis agreement and (ii) the Hot Pot agreement.

Under the Genesis agreement, the joint venture has the option to purchase 100% of the Genesis claims for $1,500,000 (as adjusted for inflation), subject to a 1.5% net smelter return royalty and the following advance royalty payments:

October 1, 2020	$20,000		Paid
October 1, 2021	$20,000		Paid
October 1, 2022	$20,000		Paid
October 1, 2023 and every year thereafter	$50,000	(1)

(1)	In accordance with the terms of the agreement, the amount will be adjusted for inflation.

Cumulative advanced royalty payments will be credited against royalty payment obligations and the purchase price. The net smelter return royalty can be reduced by 50% to 0.75% upon payment of $750,000 (as adjusted for inflation).

Under the Hot Pot agreement, the Company is subject to the following minimum payments:

September 16, 2021	$30,000	Paid
September 16, 2022	$30,000	Paid
September 16, 2023 and every year thereafter	$30,000

9. E&E ASSETS (Continued)

Any mineral production on the claims is subject to a 3.0% net smelter return royalty which can be reduced to 2.0% upon payment of $2,000,000. The Hot Pot lease and any additional property within 2.5 miles of the original boundary of the claims is also subject to 1.25% net smelter return royalty in favour of Battle Mountain Gold Exploration Corporation.

(b) Fourmile Basin Property (Nevada, USA)

The Company entered into a mineral lease agreement with La Cuesta International, Inc. (“LCI”) on the Fourmile Basin Property. Under the terms of the agreement, the Company is subject to the following pre-production payments:

June 18, 2020	$25,000	Paid
	33,333 common shares	Issued
December 18, 2020	$5,000	Paid
June 18, 2021	$10,000	Paid
December 18, 2021	$10,000	Paid
June 18, 2022	$15,000	Paid
December 18, 2022 and every six months thereafter	$20,000	Paid

In addition, the Company is required to incur the following minimum E&E expenditures on the property:

Year 1 from date of agreement	$30,000	Complete
Year 2 to Year 3 from date of agreement	$50,000	Complete

The Company is required to pay a production royalty of 2.0% of the net smelter returns for claims 100% owned by LCI and 0.5% of the net smelter returns for third party claims within LCI’s area of influence. Payments to LCI totaling $10,000,000 in any combination of pre-production payments, production or minimum royalties will reduce the production royalties by 50% to 1.0% and 0.25%, respectively. Pre-production payments are deductible against future production royalties.

Under the terms of the Fourmile Basin mineral lease agreement, the Company is required to fulfill obligations to NexGen Mining Inc. (“NexGen”) which holds certain properties within the Fourmile Basin lease boundary. Under the agreement, the Company is subject to the following cash advanced royalty payments:

October 24, 2020	$10,000	Paid
October 24, 2021	$15,000	Paid
October 24, 2022	$20,000	Paid
October 24, 2023 and every year thereafter	$25,000

The Company is required to incur the following minimum E&E expenditures on the property:

October 24, 2020	$5,000	Complete
October 24, 2021	$10,000	Complete
October 24, 2022	$15,000	Complete
October 24, 2023	$20,000	In progress
October 24, 2024 and every year thereafter	$20,000	In progress

Any mineral production on the NexGen claims is subject to a 2.0% net smelter return royalty. The net smelter return royalty can be reduced by 1.0% for $250,000 and the remaining 1.0% for $500,000.

9. E&E ASSETS (Continued)

(c) Lone Mountain Property (Nevada, USA)

The Company entered into a mineral lease agreement with option to purchase the Lone Mountain Project with NAMMCO. Under the terms of the agreement, the Company is subject to the following pre-production payments:

Signing of the lease	$80,000	Paid
November 1, 2021	$30,000	Paid
November 1, 2022	$20,000	Paid
November 1, 2023	$20,000
November 1, 2024	$30,000
November 1, 2025 and every year thereafter(1)	$30,000

(1)	Pre-production payments increase by $10,000 every year after November 1, 2025 to a maximum of $200,000.

The Company is required to incur the following minimum E&E expenditures on the property:

September 1, 2024	$150,000	In progress
September 1, 2025	$250,000	In progress
September 1, 2026	$300,000	In progress
September 1, 2027	$300,000	In progress
September 1, 2028	$400,000	In progress
September 1, 2029(1)	$400,000	In progress

(1)	The work commitment terminates when $1,800,000 has been spent on the property.

Any mineral production on the claims is subject to a 3.0% net smelter return royalty. The net smelter return royalty can be reduced by 0.5% to 2.5% for $2,000,000. The Company has the option to purchase the entire interest in the project, except for the royalty, once there is a discovery of at least 500,000 ounces of gold (or equivalent in other metals) or a pre-feasibility study has been completed. The Company may exercise this option by payment of $2,000,000, reduced by the pre-production payments paid to the date of purchase.

(d) Miller Project (Nevada, USA)

The Company entered into a mineral lease agreement with the option to purchase the Miller Project with Shea Clark Smith and Gregory B. Maynard on February 1, 2021. Under the terms of the agreement, the Company is subject to the following annual lease payments:

Signing of the lease	$50,000		Paid
	5,000 common shares		Issued
February 1, 2022	$25,000		Paid
February 1, 2023	$25,000		Paid	(1)
February 1, 2024 and every year thereafter	$30,000	(2)

(1)	The amount was paid subsequent to December 31, 2022.
(2)	Lease payments of $30,000 are required every year after February 1, 2024, until a total of $500,000 has been paid.

The Company is required to drill 2,000 meters by November 4, 2023 and an additional 3,000 meters by May 4, 2025.

The Company has the option to purchase the lease outright at any time for $500,000 less cumulative lease payments to the date of purchase. Any mineral production on the claims is subject to a 2.0% net smelter return royalty and third-party claims acquired within the area of influence are subject to a 0.5% net smelter return royalty. The 2.0% net smelter return royalty can be reduced by 50% to 1.0% for $2,000,000.

9. E&E ASSETS (Continued)

The Miller Project was recommended to the Company by Bull Mountain Resources, LLC (“BMR”). As a result, the Company is required to make finders’ fee payments in accordance with the introductory agent agreement (refer to Note 17).

The Miller Project consists of 117 claims in the original lease agreement and an additional 164 claims which were staked in January 2021 for a total of 281 unpatented lode mining claims covering approximately 23.5 km2. Although the Company had filed the required documentation with the Bureau of Land Management (“BLM”) and county officials as required, there was a dispute regarding ownership of 134 newly staked claims and 36 original claims. Management has been monitoring the BLM and county registration sites to confirm whether property maintenance fees were paid on the disputed claims by the contending party. The contending party did not pay the property maintenance fees on the disputed claims when they were due on September 1, 2022.

The Company believes it is probable that a future economic benefit will flow to the Company from this property. As at December 31, 2022, the carrying value of the Miller Project is $302,840.

(e) Stockade Mountain Property (Oregon, USA)

The Company entered into a mineral lease and option agreement with BMR to lease a 100% interest in the Stockade Mountain Property. Under the terms of the agreement, the Company is subject to the following pre-production payments:

May 16, 2022	$15,000	Paid
November 16, 2022	$10,000	Paid
May 16, 2023	$10,000
November 16, 2023	$15,000
May 16, 2024	$15,000
November 16, 2024 and every six months thereafter	$25,000

The Company is required to incur the following minimum E&E expenditures on the property:

May 16, 2023	$30,000	In progress
May 16, 2024	2,000 meters of drilling	In progress

BMR will retain a 2.0% net smelter return royalty on claims owned by BMR and 0.25% net smelter return royalty on third-party claims acquired within the area of influence around the property. Payments to BMR totaling $10,000,000 in any combination of pre-production payments, production or minimum royalties will reduce the production royalties on wholly owned claims by 50% to 1.0%.

4.EXPLORATION AND EVALUATION ASSETS

	Kelly	Fourmile	Lone	Miller
	Creek	Basin	Mountain	Project	Total
	$	$	$	$	$
Expenditures:
Acquisition costs*	66,233	67,120	104,240	—	237,593
Consulting	24,870	15,406	4,519	—	44,795
Geology	1,642	—	—	—	1,642
Geophysics	9,642	651	—	—	10,293
Mapping	1,889	—	—	—	1,889
Mining rights and claim fees	126,732	128,769	—	—	255,501
Reports	40,618	—	—	—	40,618
Share-based compensation	32,567	227,966	32,567	—	293,100
Travel	—	1,475	—	—	1,475
Total exploration costs	304,193	441,387	141,326	—	886,906
Movement in foreign exchange	(9,048)	—	(2,487)	—	(11,535)
Balance at December 31, 2020	295,145	441,387	138,839	—	875,371

Expenditures:
Acquisition costs*	63,000	43,412	37,800	78,300	222,512
Consulting	827	27,004	9,152	2,660	39,643
Field work	—	2,337	—	—	2,337
Finders fees	—	—	—	12,630	12,630
Geophysics	—	—	—	4,016	4,016
Mapping	—	351	230	7,302	7,883
Mining rights and claim fees	120,907	69,309	101,266	145,189	436,671
Technical reports	1,426	7,759	14,287	—	23,472
Travel	—	6,130	—	—	6,130
Total exploration costs	186,160	156,302	162,735	250,097	755,294
Movement in foreign exchange	32	—	461	885	1,378
Balance at December 31, 2021	481,337	597,689	302,035	250,982	1,632,043

*Acquisition costs includes pre-production payments, lease payments, and advanced royalty payments

a.Kelly Creek Project, Nevada, United States

On May 29, 2020, the Company entered into a letter of intent, as amended on June 24, 2020 (the “JV LOI”), with Nevada Exploration Inc. (“Nevada Exploration”), which contemplated an option for the Company to earn up to a 70% interest in a joint venture (the “Option to Joint Venture”) with Nevada Exploration in Nevada Exploration’s Kelly Creek project, located in Humboldt County, Nevada (the “Kelly Creek Project”).

In accordance with the JV LOI, the Company agreed to purchase, pursuant to a private placement, 2,500,000 units at a price of $0.20 per unit of Nevada Exploration for a total amount of $500,000 (see note 3).

On July 7, 2020, pursuant to the JV LOI, the Company entered into a definitive agreement (the “JV Agreement”) through Austin American Corporation (“Austin NV”), a wholly-owned subsidiary of the Company and Pediment Gold LLC (“Pediment”), a subsidiary of Nevada Exploration, whereby Austin NV will be able to exercise the Option to Joint Venture. On March 3, 2021, the Company signed an amendment to the JV Agreement that adjusted the minimum yearly expenditure requirements and extended the other deadlines within the agreement by one year.

4.EXPLORATION AND EVALUATION ASSETS, continued

a.Kelly Creek Project, Nevada, United States, continued

In accordance with the JV Agreement, as amended, Austin NV may exercise the option to earn a 51% interest in the Kelly Creek Project by incurring the following minimum yearly expenditures toward exploration and development work at the Kelly Creek Project:

	Original		Amended
September 1, 2021		$1,000,000	$	nil
June 1, 2022		$1,000,000	$	nil
September 1, 2022	$	nil		$750,000	*
June 1, 2023		$1,500,000		$1,000,000
June 1, 2024		$1,500,000		$1,500,000
June 1, 2025	$	nil		$1,500,000

*$400,000 of which must be spent on geophysics, geochemistry, drilling, or other mutually agreed program.

During the earn in period, Austin NV will be the operator of the project.

Once the Option to Joint Venture has been exercised to earn the 51% interest, the Company and Pediment will enter into a joint venture agreement based on the Rocky Mountain Mineral Law Foundation Exploration, Development and Mining LLC Model Form 5A LLC Operating Agreement.

Pursuant to the JV Agreement, as amended, Austin NV shall have the option and right to increase its participating interest in the Kelly Creek Project by an additional 19% to a total of 70% (the “Additional Option”) by incurring additional yearly expenditures in the amount of $1,500,000 before each of June 1, 2026, June 1, 2027 and June 1, 2028 and by delivering a prefeasibility study prior to June 1, 2029. At Pediment’s election, which must be made within 120 days of the approval by the joint venture of a feasibility study, Austin Gold will be obligated to provide Nevada Exploration’s portion of any debt financing or arrange for third party financing of Nevada Exploration’s portion of any debt financing required to construct a mine on the project described in the feasibility study in consideration for the transfer by Pediment to Austin NV of a 5% interest in the Joint Venture. If a party is diluted to a 10% interest in the Joint Venture, its interest will be converted to a 10% net profits interest.

There are minimum annual royalty payments in two underlying agreements within the Kelly Creek Project: the Genesis agreement, and the Hot Pot agreement that the Company is also obligated to pay.

Under the Genesis agreement, the Joint Venture has the option to purchase 100% of the Genesis claims for USD$1,500,000 (as adjusted for inflation), subject to a 1.5% net smelter return royalty, and the following advance royalty payments:

October 1, 2020	US$	20,000	(paid)
October 1, 2021	US$	20,000	(paid)
October 1, 2022	US$	20,000
October 1, 2023 and annually thereafter	US$	50,000	(as adjusted for inflation)

The cumulative advance royalty payments shall be credited against royalty payment obligations and against the purchase price. Half of the net smelter return royalty can be bought for US$750,000 (as adjusted for inflation) and the royalty would then be 0.75%.

The Hot Pot lease is subject to the annual payment of US$30,000 due on September 16th each year (2020 and 2021 – paid). Under the Hot Pot agreement, any mineral production on the project is subject to a 3% net smelter return royalty to the property owner, subject to the Joint Venture’s right to reduce the royalty from 3% to 2% for US$2,000,000.

4.EXPLORATION AND EVALUATION ASSETS, continued

a.Kelly Creek Project, Nevada, United States, continued

The Hot Pot lease and any additional property, if all or any part of such property lies within 2.5 miles of the original boundary of the Hot Pot property, is also subject to a 1.25% net smelter returns royalty in favour of Battle Mountain Gold Exploration Corporation.

b.Fourmile Basin Property, Nevada, United States

On June 18, 2020 (the “Effective Date”), the Company entered into a mineral lease agreement (“Fourmile Mineral Lease”) with La Cuesta International, Inc. (“LCI”) for exploration and mining rights and access to certain mineral claims on the Fourmile Basin Property situated in Nye County, Nevada.

The primary term of the Fourmile Mineral Lease is for a period of 35 years from the Effective Date. The lease may be extended up to 50 years so long as the Company meets the required payments to LCI as outlined below. The agreement may extend past 50 years so long as active mining operations are then continuing on the premises, in which case the Fourmile Mineral Lease shall continue so long as such operations are being conducted.

Pursuant to the Fourmile Mineral Lease, the Company must make the following pre-production payments:

Effective Date	US$	25,000 cash	(paid)
		33,333 Company shares	(issued)
6 months after Effective Date (December 18, 2020)	US$	5,000 cash	(paid)
12 months after Effective Date (June 18, 2021)	US$	10,000 cash	(paid)
18 months after Effective Date (December 18, 2021)	US$	10,000 cash	(paid)
24 months after Effective Date (June 18, 2022)	US$	15,000	cash
30 months after Effective Date and every 6 months thereafter	US$	20,000	cash

Pre-production payments paid to LCI will apply to the entire premises and are deductible against future production royalties to be paid to LCI regardless of the year in which advance royalty payments are made.

In addition to pre-production payments, the Company must pay the annual claim fees and landholdings costs, as well as incur the following minimum exploration costs on the premises (or pay to LCI the equal amount in cash at the end of the relevant time period):

Year 1 from Effective Date	US$	30,000	(fulfilled)
Year 2 to Year 3 from Effective Date	US$	50,000	($34,000 fulfilled as at December 31, 2021)

Work completed that exceeds the minimum requirement for a given year may be applied to requirements stipulated for subsequent years. Work commitments shall not be deducted against the production royalty.

Under the terms of the agreement, the Company must pay a production royalty of 2% of the net smelter returns for claims owned 100% by LCI, and 0.5% of the net smelter returns for third-pay claims and/or fee lands acquired within LCI’s area of influence. Payments to LCI totalling US$10,000,000 in any combination of pre-production payments, production and minimum royalties shall reduce LCI’s royalties by 50% to 1% and 0.25% respectively. Production royalties shall be paid quarterly and will be the greater of a) US$25,000 per quarter or b) the production royalty payable in accordance with the NSR Royalty. Any positive difference in the quarterly payment between a) minus b) payable for that quarter shall be credited against the production royalty.

4.EXPLORATION AND EVALUATION ASSETS, continued

b.Fourmile Basin Property, Nevada, United States, continued

Mining Lease with NexGen Mining Incorporated

Under the terms of the Fourmile Mineral Lease, the Company must also fulfill certain obligations to NexGen Mining Incorporated (“NexGen”) who holds certain properties within the Fourmile Mineral Lease. Pursuant to this contingent lease agreement (the “NexGen Lease”), the Company must incur the following expenditures:

October 24, 2020	US$	5,000	(fulfilled)
October 24, 2021	US$	10,000	(fulfilled)
October 24, 2022	US$	15,000	(fulfilled)
October 24, 2023	US$	20,000	(US$10,000 fulfilled)
October 24, 2024 and every year thereafter	US$	20,000

In the event any single year’s work requirement is not completed, the balance of the work commitment may be paid in cash to NexGen, and excess expenditures may be applied to subsequent year(s) expenditure commitment. Once the property is in production at a minimum sustained rate of 100 tons per day the work requirement shall be suspended for so long as the property remains in production at that rate. Advanced royalty payments, claim maintenance fees, and new claim staking and filing fees are not considered work commitment expenses.

On November 7, 2020, NexGen agreed to apply US$40,000 of work expenditures incurred by a prior lessee against the Company’s expenditure requirements. This agreement satisfied the Company’s work requirements for 2020, 2021, 2022, and US$10,000 of the October 2023 expenditures.

In addition to the work commitment expenses, the Company must make the following cash advanced royalty payments to NexGen:

October 24, 2020	US$	10,000	(paid)
October 24, 2021	US$	15,000	(paid)
October 24, 2022	US$	20,000
October 24, 2023 and every year thereafter	US$	25,000

The Company must also pay NexGen a 2.0% net smelter royalty and the Company has a royalty buy down under which the Company may purchase NexGen’s 2.0% net smelter royalty. The purchase price is US$250,000 for the first 1%, and US$500,000 for the remaining 1% of the total net smelter return reserved to NexGen.

c.Lone Mountain Project, Nevada, United States

On September 15, 2020, the Company signed a Letter of Intent with NAMMCO (the “LOI”). The LOI contemplated that the agreement will be a lease with option to purchase mining claims located in Elko County, Nevada (the “Lone Mountain project”).

On November 1, 2020, pursuant to the LOI, the Company entered into a definitive agreement with NAMMCO through Austin NV. The agreement has a term of 10 years plus 10-year extensions so long as the minimum payments are paid. The owner will retain a 3% net smelter return royalty on the Lone Mountain project. At any time, the Company can buy one-half percentage point of the royalty for US$2,000,000, reducing the royalty from 3% to 2.5%.

4.EXPLORATION AND EVALUATION ASSETS, continued

c.Lone Mountain Project, Nevada, United States, continued

The Company will have the option to purchase the entire interest in the Lone Mountain project, except for the royalty, at any time during the lease or the lease extension once the Company has made a discovery of equal to or greater than 0.5 million ounces of gold (or equivalent in other metals) or completed a pre-feasibility study. If the Company elects to exercise the option to purchase, the Company must pay the owner US$2,000,000. The purchase price shall be reduced by the pre-production payments paid to the date of purchase.

Pursuant to the agreement, the Company must make the following pre-production payments to NAMMCO:

Within 5 days of signing the lease	US$	80,000	(paid)
November 1, 2021	US$	30,000	(paid)
November 1, 2022	US$	30,000
November 1, 2023	US$	30,000
November 1, 2024	US$	40,000
November 1, 2025 and each year thereafter		Increasing by US$10,000/year thereafter to a maximum of US$200,000

Each cash pre-production payment shall be credited against the purchase price until the purchase price is paid in full, then the pre-production payments will be credited against the future production royalties as an advance royalty.

Effective April 29, 2021, the Company signed an amendment to the Lone Mountain definitive agreement. Pursuant to the amended agreement, the Company will be required to pay the annual claim maintenance fees, and fulfill the following annual work commitments on the Lone Mountain project:

	Original		Amended
September 1, 2021	US$	150,000	US$	nil
September 1, 2022	US$	250,000	US$	400,000
September 1, 2023	US$	300,000	US$	300,000
September 1, 2024	US$	300,000	US$	300,000
September 1, 2025	US$	400,000	US$	400,000
September 1, 2026	US$	400,000	US$	400,000

The work commitment for September 2022 is a firm commitment. Work completed that exceeds the minimum requirement for a given year will be credited to the Company’s favour and credited to subsequent years. The work commitment terminates when US$1,800,000 has been expended on the property.

d.Miller Project, Nevada, United States

On December 17, 2020, the Company signed a Letter of Intent (the “Miller LOI”) with Shea Clark Smith and Gregory B. Maynard (“Smith and Maynard”). The Miller LOI contemplates that the agreement will be a lease with option to purchase mining claims (the “Miller Lease”) located on the Carlin Trend in Elko County, Nevada (the “Miller Project”).

On February 1, 2021 pursuant to the Miller LOI, the Company entered into a definitive agreement with Smith and Maynard through Austin NV. The Miller Project was recommended to the Company by Bull Mountain Resources, LLC (“BMR”), and the Company will be required to make agent payments per the BMR Agreement outlined in Note 7.

4.EXPLORATION AND EVALUATION ASSETS, continued

d.Miller Project, Nevada, United States, continued

Under the terms of the agreement, the Miller Lease is for a term of 35 years, with the following work commitments:

-

a firm commitment to drill 2,000 metres on the Miller Project within 18 months of the date the Company’s shares are listed on a stock exchange in either Canada or the United States (the “Listing Date”); and

-	a requirement to drill an additional 3,000 metres to be drilled within 36 months after the Listing Date to maintain the Miller Lease at the Company’s discretion.

Smith and Maynard will retain a 2% Net Smelter Return (“NSR”) royalty on production from within an area of influence around the Miller Project. 1% of the NSR can be purchased by the Company for US$2,000,000, reducing the royalty to 1%. If the Company options or purchases claims within the area of influence from third parties, the royalty payable to Smith and Maynard on those optioned or purchased claims will be reduced to 0.5% NSR.

The Company is also required to make the following annual lease payments:

Within 5 days of signing the lease	US$	50,000	(paid)
		5,000 Company shares	(issued)
February 1, 2022	US$	25,000	(subsequently paid)
February 1, 2023	US$	25,000
February 1, 2024 and each year thereafter		US$30,000 until a total of US$500,000 has been paid

Pursuant to the agreement, the Company will also be responsible for paying the annual claim maintenance fees and has staked additional claims to close gaps among the existing claim groups. Austin NV has the option to purchase the Miller lease outright at any time for US$500,000, which amount shall be reduced by the cumulative total of the lease payments previously paid.

The Miller Project consists of 117 claims in the original lease agreement, and an additional 164 claims which were staked in January of 2021 for a total of 281 unpatented lode mining claims covering approximately 23.5 km2. Although the Company has filed the required documentation with the BLM and county as required, there is currently a dispute on the ownership of 134 of the newly staked claims and on 36 of the original claims. The Company believes it is probable that a future benefit will flow to the Company, and as at December 31, 2021, the Company has capitalized US$88,888 of expenditures relating to their acquisition.